SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION
SEGMENT INFORMATION

19.SEGMENT INFORMATION

Reportable segment

The Company’s chief operating decision maker (“CODM”) is the chief executive officer of the Company. The CODM evaluates performance based on profit or loss from operations before income taxes. In 2014, the Company’s solar power projects segment, which is engaged in the construction, sale and operation of solar power projects, met the criteria of quantitative threshold according to ASC 280-10-50-10, and it is expected that this segment will continue to be of significance. Therefore, beginning in 2014, the Company is reporting its financial performance based on the two segments: manufacturing segment and solar power projects segment. The following segment information has been presented on this basis for all periods presented.

The manufacturing segment is comprised of the production of mono- and multi-crystalline silicon ingots, wafers, cells and related products and the subsequent assembly and marketing of solar modules, which are panels packed with interconnected solar cells that convert sunlight into electricity. The solar power projects segment develops and constructs solar power project systems that will be sold to third party buyers upon completion.  This segment also operates solar power project systems under PPAs with utility or grid operators for which the segment derives revenue from the sale of energy. The solar power projects segment also provides solar project services that integrate the design, installation, financing, monitoring, operations and maintenance portions of the downstream solar market for customers.

The following information has been presented on this basis for all periods presented.

The basis for attributing revenue from external customers to individual countries is the customers’ country of incorporation.

The following table set forth the results of operations of the Company’s segments and reconciliation with the Company’s consolidated results of operations for year ended Dec 31, 2012, 2013 and 2014:

	2012	2013	2014
	$	$	$
Net sales:
Manufacturing	1,302,539,459	1,796,330,550	2,402,964,217
Solar power projects	3,644,068	16,875,491	138,974,752
Intersegment elimination	(9,528,589)	(38,235,418)	(255,819,590)
Consolidated net sales	1,296,654,938	1,774,970,623	2,286,119,379

Revenue with other segment:
Manufacturing	9,528,589	38,235,418	255,819,590
Solar power projects	—	—	—
Consolidated revenue with other segment	9,528,589	38,235,418	255,819,590

Gross Profit(Loss):
Manufacturing	55,357,450	228,506,902	372,204,110
Solar power projects	1,885,873	(10,313,000)	29,927,952
Intersegment elimination	—	—	(16,560,356)
Consolidated gross profit	57,243,323	218,193,902	385,571,706

Depreciation and amortization:
Manufacturing	110,865,549	115,353,638	110,410,566
Solar power projects	242,896	1,434,407	2,547,110
Consolidated depreciation and amortization	111,108,445	116,788,045	112,957,676

Interest income:
Manufacturing	8,531,888	3,888,514	2,318,578
Solar power projects	19,651	69,951	474,871
Consolidated interest income	8,551,539	3,958,465	2,793,449

Interest expense:
Manufacturing	51,886,930	48,158,258	34,269,302
Solar power projects	—	286,597	617,089
Consolidated interest expense	51,886,930	48,444,855	34,886,391

Equity in the net loss of investees accounted for by the equity method
Manufacturing	—	196,715	198,148
Solar power projects	—	—	—
Consolidated equity in the net loss of investees accounted for by the equity method	—	196,715	198,148

(Loss) income before income taxes :
Manufacturing	(291,692,380)	(67,179,476)	86,171,944
Solar power projects	(268,219)	(18,086,755)	7,136,135
Intersegment elimination	—	—	(16,560,356)
Consolidated (loss) income before income taxes	(291,960,599)	(85,266,231)	76,747,723

	2012	2013	2014
	$	$	$
Expenditure for additions to long-lived assets
Manufacturing	68,068,543	59,486,690	130,477,581
Solar power projects	9,710,038	41,057,009	340,660,329
Intersegment elimination	—	—	—
Consolidated expenditure for additions to long-lived assets	77,778,581	100,543,699	471,137,910

Segment assets

	As of December 31,
	2013	2014
	$	$
Investment in equity affiliates
Manufacturing	11,769,730	25,568,061
Solar power projects	—	—
Intersegment elimination	—	—
Consolidated investment in equity affiliates	11,769,730	25,568,061

Total assets
Manufacturing	2,499,251,808	3,149,273,358
Solar power projects	194,691,747	581,951,615
Intersegment elimination	(126,714,395)	(531,659,163)
Consolidated total assets	2,567,229,160	3,199,565,810

Geographic segment

The following table summarizes the Company’s net sales generated from different geographic locations:

	Years ended December 31,
	2012	2013	2014
	$	$	$
Europe:
- British	39,687,315	211,643,719	133,219,284
- Germany	428,964,360	184,119,841	23,171,814
- Spain	16,743,839	40,628,366	2,764,543
- Italy	79,532,883	28,309,524	7,580,206
- France	10,471,477	19,516,030	18,343,666
- Others	47,508,570	64,339,439	34,211,717
Europe Total	622,908,444	548,556,919	219,291,230
China	167,953,230	591,070,936	747,810,766
United States	331,212,387	302,269,459	634,445,686
Japan	38,564,676	147,402,872	457,901,483
Others	136,016,201	185,670,437	226,670,214
Total net sales	1,296,654,938	1,774,970,623	2,286,119,379

The identifiable long-lived assets of the Company are substantially located in the PRC.